Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Current
Cash and cash equivalents	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 209,933	$ 3,482
Prepaid expenses and other receivables (Note 3)	231,733	188,217	158,419	81,130
Due from related parties (Note 7)	41,445	38,554	41,480	44,986
Short term advances (Note 4)	125,153	0	0	0
Loans receivable (Note 4)	379,908	307,459	0	0
Total Current Assets	6,159,996	7,151,312	6,325,007	336,049
Equipment (Note 5)	76,750	87,103	100,629	77,922
Total Assets	6,236,746	7,238,415	6,425,636	413,971
Current
Accounts payable (Note 7)	320,871	134,718	208,787	308,947
Accrued liabilities (Note 7)	515,979	57,840	332,946	155,463
Warrant derivative liability (Note 10)	5,135,990	6,067,869	8,382,648	0
Total Liabilities	5,972,840	6,260,427	8,924,381	464,410
Shareholders' Equity (Deficiency)
Special Voting Preferred Stock, par value $0.001; Authorized - 1; Issued and outstanding - 1 (December 31, 2014 - Nil)	0	0	0	0
Common Shares, par value $0.001; Authorized - 150,000,000 (December 31, 2014 - 200,000,000); Exchangeable Shares; Authorized - Unlimited, Common shares Issued and outstanding - 22,591,292, 15,839,563, 22,428,313, nil; Exchangeable Shares Issued and Outstanding - 50,000,000 (December 31, 2014 - 49,737,096) (Note 8)	72,591	72,428	65,840	49,737
Additional paid-in capital	11,801,146	11,412,399	10,081,394	4,936,456
Shares to be issued (Note 8(xiii))	0	98,900	0	0
Deficit	(11,651,980)	(10,647,888)	(12,688,128)	(5,053,982)
Accumulated other comprehensive income	42,149	42,149	42,149	17,350
Total Shareholders' Equity (Deficiency)	263,906	977,988	(2,498,745)	(50,439)	$ (774,626)
Total Liabilities and Shareholders' Equity (Deficiency)	$ 6,236,746	$ 7,238,415	$ 6,425,636	$ 413,971